Fixed Assets	3 Months Ended
Mar. 31, 2015
Fixed Assets And Asset Retirement Obligations [Abstract]
Fixed Assets And Asset Retirement Obligations
5. Fixed Assets
Fixed Assets
Fixed assets consisted of the following:

	March 31, 2015	December 31, 2014
Pipelines and related assets	$473,854	$466,613
Machinery and equipment	382,046	376,672
Transportation equipment	17,983	18,479
Marine vessels	736,638	731,016
Land, buildings and improvements	38,244	38,037
Office equipment, furniture and fixtures	6,866	6,696
Construction in progress	318,890	222,233
Other	42,718	39,312
Fixed assets, at cost	2,017,239	1,899,058
Less: Accumulated depreciation	(287,077)	(268,057)
Net fixed assets	$1,730,162	$1,631,001

Our depreciation expense for the periods presented was as follows:

	Three Months Ended March 31,
	2015	2014
Depreciation expense	$22,037	$15,277